Notes Related to the Consolidated Statement of Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Summary of Detailed Information of Operating Income
The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Research Tax Credit	4,375	3,915	3,430
Subsidies	—	294	42
Revenues from licenses or other contracts	72	1,074	246
Total	4,447	5,283	3,718

Summary of Operating Expense by Nature	Research and development expenses

For the year ended December 31, 2018 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	1,061	728	1,789
Rental and maintenance	279	526	805
Services, subcontracting and fees	5,043	14,589	19,632
Personnel expenses	3,013	7,901	10,914
Depreciation and amortization	68	192	260
Other	38	30	68
Total	9,502	23,966	33,468

For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	668	6,340	7,008
Rental and maintenance	171	1,125	1,296
Services, subcontracting and fees	3,543	21,753	25,296
Personnel expenses	3,056	11,911	14,967
Depreciation and amortization	307	3,229	3,536
Other	50	40	90
Total	7,795	44,398	52,193

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	54	6,732	6,786
Rental and maintenance	117	1,162	1,279
Services, subcontracting and fees	1,099	28,487	29,586
Personnel expenses	2,268	13,361	15,629
Depreciation, amortization & provision	283	3,951	4,234
Other	25	41	66
Total	3,846	53,734	57,580
General and administrative expenses

General and administrative expenses (amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Consumables	33	527	224
Rental and maintenance	1,584	1,117	1,070
Services, subcontracting and fees	5,409	7,964	5,962
Personnel expenses	5,925	6,331	6,573
Depreciation and amortization	529	751	686
Other	1,120	474	455
Total	14,600	17,164	14,970

Summary of Personal Expenses	Research and development expenses

For the year ended December 31, 2018 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,887	5,393	7,281
Share-based payments (employees and executive management)	334	824	1,158
Social security expenses	792	1,684	2,475
Total personnel expenses	3,013	7,901	10,914

For the year ended December 31, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	2,029	8,893	10,922
Share-based payments (employees and executive management)	223	465	688
Social security expenses	804	2,553	3,357
Total personnel expenses	3,056	11,911	14,967

For the year ended December 31, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,579	9,886	11,465
Share-based payments (employees and executive management)	24	507	531
Social security expenses	665	2,968	3,633
Total personnel expenses	2,268	13,361	15,629
General and administrative expenses

General and administrative expenses (amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Wages and salaries	3,721	4,376	4,393
Share-based payments (employees and executive management)	849	522	532
Social security expenses	1,355	1,433	1,648
Total personnel expenses	5,925	6,331	6,573

Summary of Subscriptions Plans
Founder subscription warrants (“BSPCE”) plan

Types of securities	BSPCE2012	BSPCE2014
Maturity	May 20, 2020	January 22, 2024
Share subscription warrants (“BSA”) plan

Types of securities	BSA2012	BSA2014	BSA2016	BSA2017	BSA2019
Vesting period	NA	NA	Tranche 1 : 1 year Tranche 2 : 2 years	Tranche 1 : 1 year Tranche 2 : 2 years Tranche 3 : 3 years	2 years
Maturity	May-2020	January-2024	Depending of the grant date October-2021 January-2022	Depending of the grant date June-2022 January-2023	October-2022
Stock options (“SO”) plan

Types of securities	SO2016	SO2017	SO2018	SO2019	SO2020
Vesting period (identical for all plans)	Tranche 1: 2 years Tranche 2: 3 years
Maturity	Depending of the grant date October-2026 January-2027 June-2027 October-2027	Depending of the grant date June-2027 January-2028	Depending of the grant date September-2028 January-2029 April-2029	Depending of the grant date July-2029 October-2029	Depending of the grant date February-2030 July-2030
Free shares (“AGA”) plan

Types of securities	AGA2017	AGA2018	AGA2019	AGA2020
Vesting period	Tranche 1:1 year Tranche 2: 2 years Tranche 3: 3 years		Tranche 1: 1 year Tranche 2: 2 years Tranche 3: 3 years Tranche 4 : 4 years Tranche 5 : 5 years

Summary of Assumptions Used to Determine Fair Value of Plans Granted
The main assumptions used to determine the fair value of the plans granted in 2018, 2019 and 2020 are:

	Grant in January 2018	Grant in October 2019
Number of warrants	40,500 BSA2017	75,000 BSA2019
Exercise price	€18.00	€3.71
Price of the underlying share	€18.00	€3.78
Expected dividends	0.00%	0.00%
Volatility (1)	43.94%	33.41%
Expected term	T1 : 5.5 years T2 : 6 years T3 : 6.5 years	2.5 years
Fair value of the plan (in thousands of euros) (2)	300	59
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)BSA were granted at fair value in October 2019. Therefore, no expense was recognized under IFRS 2.
The main assumptions used to determine the fair value of the plans granted in 2018, 2019 and 2020 are:

	Grant in January 2018	Grant in September 2018	Grant in January 2019
Number of options	97,203 SO2017	24,000 SO2018	38,025 SO2018
Exercise price	€18.00	€9.26	€6.38
Price of the underlying share	€18.00	€8.75	€6.38
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	43.94%	41.59%	41.88%
Expected term	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	731	80	97

	Grant in April 2019	Grant in July 2019	Grant in October 2019
Number of options	76,905 SO2018	59,123 SO2019	347,250 SO2019
Exercise price	€7.20	€5.78	€4.25
Price of the underlying share	€7.20	€5.81	€3.78
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	41.65%	41.00%	40.69%
Expected term	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	217	131	447

	Grant in February 2020	Grant in July 2020	Grant in November 2020
Number of options	41,950 SO2019	374,000 SO2020	75,000 SO2020
Exercise price	€5.87	€6.88	€6.14
Price of the underlying share	€5.51	€6.56	€6.37
Expected dividends	0.00%	0.00%	0.00%
Volatility (1)	41.35%	43.41%	44.32%
Expected term	T1: 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	84	951	199
(1)based on the historical volatility observed on the ERYP index on Euronext

Summary of Assumptions Used Determine Fair Value of Free Shares Plans Granted
The main assumptions used to determine the fair value of the plans granted in 2018, 2019 and 2020 are:

	Grant in January 2018	Grant in January 2019	Grant in April 2019
Number of shares	40,500 AGA2016 113,940 AGA2017	36,150 AGA2018	94,200 AGA2018
Price of the underlying share	€18.00	€6.38	€7.20
Expected dividends	0.00%	0.00%	0.00%
Volatility	42.17%	38.22%	36.32%
Repo margin	5.00%	5.00%	5.00%
Maturity	3 years	3 years	3 years
Performance criteria	(2)	(2)	(2)
ERYP	€20.12	€6.54	€7.52
Performance multiple ("PM")	2	2	2
Fair value of the plan (in thousands of euros)	1,145	102	269

	Grant in October 2019	Grant in February 2020	Grant in July 2020
Number of shares	300,941 AGA2019	50,037 AGA2019	250,012 AGA2020
Price of the underlying share	€3.78	€5.51	€6.56
Expected dividends	0.00%	0.00%	0.00%
Volatility	38.76%	38.55%	42.23%
Repo margin	5.00%	5.00%	5.00%
Maturity	5 years	5 years	5 years
Performance criteria	(2)	(2)	(2)
ERYP	€4.25	€5.87	€6.88
Performance multiple ("PM")	3	2.17	2
Fair value of the plan (in thousands of euros)	434	133	877
(1)based on the historical volatility observed on the ERYP index on Euronext
(2)performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date
•Tri: (ERYPi - ERYP) / (ERYP x (PM – 1)) with ERYPi:
◦average price of the 40-quoted market share price days before the acquisition date for grants until April 2019 ;
◦maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5% for grants from October 2019.
•If TRi <=0% no shares granted are acquired
•If Tri>100% all the shares granted are acquired
•If 0%<TRi<100% shares granted are acquired following the TRi percentage
Breakdown of Expenses of Plans per Financial Year
Breakdown of expenses per financial year

Plan name	Amount in P&L in euros thousands as of December 31, 2018	of which employees	of which executive officers and executive committee	of which board members
AGA	1,371	727	644	—
BSA	442	—	—	442
SO	636	416	220	—
Total	2,449	1,143	864	442

Plan name	Amount in P&L in euros thousands as of December 31, 2019	of which employees	of which executive officers and executive committee	of which board members
AGA	688	305	383	—
BSA	125	—	—	125
SO	546	296	249	—
Total	1,359	601	633	125

Plan name	Amount in P&L in euros thousands as of December 31, 2020	of which employees	of which executive officers and executive committee	of which board members
AGA	537	298	239	—
BSA	43	—	—	43
SO	599	189	410	—
Total	1,179	487	649	43

Summary of Outstanding Instruments
Summary of outstanding instruments

Number of outstanding warrants (BSA) and founder's warrants (BSPCE) with a ratio of 1 option = 10 shares	Number of BSA and BSPCE	Weighted-average exercise price
Outstanding at December 31, 2017	40,804	€97.34
Exercisable at December 31, 2017	40,804	€97.34
Granted	—	€—
Forfeited	—	€—
Exercised	—	€—
Outstanding at December 31, 2018	40,804	€97.34
Exercisable at December 31, 2018	40,804	€97.34
Granted	—	€—
Forfeited	—	€—
Exercised	—	€—
Outstanding at December 31, 2019	40,804	€97.34
Exercisable at December 31, 2019	40,804	€97.34
Granted	—	€—
Forfeited	(19,386)	€73.60
Exercised	(1,608)	€73.60
Outstanding at December 31, 2020	19,810	€122.50
Exercisable at December 31, 2020	19,810	€122.50

Number of outstanding stock-options and warrants (BSA) with a ratio of 1 option = 1 share	Number of stock-options and BSA	Weighted-average exercise price
Outstanding at December 31, 2017	232,699	€22.07
Exercisable at December 31, 2017	—	€—
Granted	161,703	€16.70
Forfeited	(54,339)	€20.26
Exercised	—	€—
Outstanding at December 31, 2018	340,063	€19.87
Exercisable at December 31, 2018	88,999	€19.88
Granted	622,301	€4.98
Forfeited	(65,118)	€9.77
Exercised	—	€—
Outstanding at December 31, 2019	897,246	€10.26
Exercisable at December 31, 2019	173,899	€21.46
Granted	505,950	€6.69
Forfeited	(111,860)	€9.53
Exercised	—	€—
Outstanding at December 31, 2020	1,291,336	€8.91
Exercisable at December 31, 2020	236,525	€21.28

Summary of Number of Outstanding Free Shares

Number of oustanding free shares
Outstanding at December 31, 2017	217,447
Granted	154,440
Forfeited	(27,391)
Acquired	(2,476)
Outstanding at December 31, 2018	342,020
Granted	431,291
Forfeited	(124,966)
Acquired	—
Outstanding at December 31, 2019	648,345
Granted	300,049
Forfeited	(181,146)
Acquired	(6,743)
Outstanding at December 31, 2020	760,505

Summary of Depreciation, Amortization and Provisions	Depreciation, amortization and provisions

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Amortization and depreciation of intangible assets	40	1,053	16
Depreciation of property, plant and equipment	749	1,797	3,457
Depreciation of the right of use	—	1,366	1,518
Total amortization and depreciation	789	4,216	4,991
Provision (reversal)	—	71	(71)
Total amortization, depreciation & provisions	789	4,287	4,920

Summary of Financial income (loss)

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Income from short term deposits	163	7	12
Change in fair value of derivative liabilities (1)	—	—	652
Other financial income	5,264	2,940	225
Financial income	5,427	2,947	889
Amortized cost of convertible notes (1)	—	—	(1,684)
Financial expenses on lease liability	(4)	(343)	(336)
Interest expense related to borrowings	(5)	(148)	(142)
Other financial expenses	(19)	(1,042)	(3,192)
Financial expenses	(28)	(1,533)	(5,354)
Financial income (loss)	5,399	1,414	(4,465)
(1) Refer to note 4.9.1

Summary of Reconciliation of the Effective Tax Rate
Reconciliation of the effective tax rate

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Loss before tax	(38,224)	(62,659)	(73,300)
Tax rate	28%	28%	28%
Theoretical tax expense or income	10,703	17,544	20,524
Current year loss not capitalized	(11,222)	(18,143)	(20,803)
CICE (employment and competitiveness tax credit) not included in taxable income	35	—	—
Research tax credits	1,225	1,096	960
Share based compensation expense	(686)	(380)	(330)
Permanent differences	(54)	(117)	(350)
Other differences	(3)	1	(4)
Effective tax (loss) / income	(2)	1	(3)

Summary of Nature of Deferred Taxes

(amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
Loss carryforward	43,315	59,594	76,978
Tax credit carryforward	—	—	79
Temporary differences	106	643	484
Unrecognized deferred tax assets	(43,421)	(60,236)	(77,541)
Net amount	—	—	—

Basic Earnings (Loss) Per Share and Diluted Earnings (Loss) Per Share

	12/31/2018	12/31/2019	12/31/2020
Net loss (in thousands of euros)	(38,224)	(62,659)	(73,300)
Weighted number of shares for the period	17,937,481	17,937,535	18,386,587
Basic loss per share (€/share)	(2.13)	(3.49)	(3.99)
Diluted loss per share (€/share)	(2.13)	(3.49)	(3.99)

	12/31/2018	12/31/2019	12/31/2020
Number of shares as of January 1 (1)	17,935,059	17,937,535	17,937,535
Number of shares issued during the year (prorata temporis)
Share capital increase	—	—	—
Conversion of convertible notes ("OCA")	—	—	437,128
Exercise of warrants	—	—	10,391
Free shares acquired	2,422	—	1,533
Weighted number of shares for the period	17,937,481	17,937,535	18,386,587
(1)after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).